Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets, Net [Line Items]
Impairment loss amount		$ 519,496
Loss on disposal of patented license			$ 205,189
Amortization expenses for finite-lived intangible assets	$ 19,219	84,020	$ 114,553
Hong Kong healthcare services [Member]
Intangible Assets, Net [Line Items]
Research and development expenses	$ 128,128	$ 1,841